UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June  30,  2010

Check here if Amendment [   ]; Amendment Number:

  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:        Pharo Management LLC
Address:     1370 Avenue of the Americas, Suite 2603
             New York, New York 10019

Form  13F  File  Number:  28-13630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Jeff Hanlon
Title:     Chief Financial Officer
Phone:     (212) 641-8686

Signature,  Place,  and  Date  of  Signing:

 /s/ Jeff Hanlon          New York, New York          7/28/2010
----------------          ------------------          ---------
    [Signature]           [City, State]               [Date]

Report  Type  (Check  only  one.):

[X]     13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]     13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




                              TITLE                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP         (x$1000) PRN AMT  PRN CALL DISCRETION MANAGER  SOLE     SHARED  NONE
----------------------------- --------------  ------------  -------- ----------------- ---------- -------- -------- ------  ----
APPLE INC                     COM             037833100         226      900  SH       OTHER      01,02,03     900
GOOGLE INC                    CL A            38259P508          97      219  SH       OTHER      01,02,03     219
MICROSOFT CORP                COM             594918104      18,401  799,685  SH       OTHER      01,02,03 799,685
CITIGROUP INC                 COM             172967101         579   30,493  CALL     OTHER      01,02,03  30,493
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654V101         432    4,000  CALL     OTHER      01,02,03   4,000

                                           5                 19,736

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:            3

Form  13F  Information  Table  Entry  Total:      5

Form 13F Information Table Value Total:      19,736
                                         (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        Form  13F
No.     File  Number  CIK  Number    Name
01      28-13631      0001478023     Pharo  Management  UK  LLP

02      28-13633      0001478033     Pharo  Advisors  UK  Ltd.

03      28-13632      0001478100     Pharo  Global  Advisors  Ltd.